Mining Interests (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Mining Interests [Line Items]
Disclosure of detailed information about mining interests [Table Text Block]

	December 31, 2021	December 31, 2020
Depletable properties	$805,649	$392,185
Non-depletable properties (exploration and evaluation costs, exploration potential)	242,881	117,545
	$1,048,530	$509,730

Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Disclosure of detailed information about mining interests producing properties and exploration properties [Table Text Block]

Depletable properties	San Dimas	Santa Elena	La Encantada	Jerritt Canyon	Non-producing Properties(1)	Total
Cost
At December 31, 2019	$220,658	$61,654	$111,590	$—	$494,132	$888,034
Additions	21,263	6,218	4,201	—	—	31,682
Change in decommissioning liabilities (Note 22)	4,527	1,191	2,049	—	3,059	10,826
Transfer from exploration properties	3,645	4,229	472	—	—	8,346
At December 31, 2020	$250,093	$73,292	$118,312	$—	$497,191	$938,888
Additions	34,894	16,150	2,546	16,618	—	70,208
Acquisition of Jerritt Canyon (Note 4)	—	—	—	340,652	—	340,652
Change in decommissioning liabilities (Note 22)	1,209	2,177	584	28,799	(2,623)	30,147
Transfer from exploration properties	—	34,302	1,293	—	—	35,595
At December 31, 2021	$286,196	$125,921	$122,735	$386,069	$494,569	$1,415,490
Accumulated depletion, amortization and impairment
At December 31, 2019	($27,225)	($16,608)	($88,499)	$—	($388,354)	($520,686)
Depletion and amortization	(18,277)	(3,792)	(3,948)	—	—	(26,017)
At December 31, 2020	($45,502)	($20,400)	($92,447)	$—	($388,354)	($546,703)
Depletion and amortization	(27,169)	(8,250)	(4,461)	(23,258)	—	(63,138)
At December 31, 2021	($72,671)	($28,650)	($96,908)	($23,258)	($388,354)	($609,841)

Carrying values
At December 31, 2020	$204,592	$52,892	$25,865	$—	$108,837	$392,185
At December 31, 2021	$213,526	$97,271	$25,827	$362,811	$106,215	$805,649
(1) Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines.

Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Disclosure of detailed information about mining interests producing properties and exploration properties [Table Text Block]

Non-depletable properties	San Dimas(a)	Santa Elena(b)	La Encantada	Jerritt Canyon(c)	Non-producing Properties(1)	Exploration Projects(2)	Springpole Stream(d)	Total
At December 31, 2019	$8,699	$18,592	$1,104	$—	$32,938	$34,710	$—	$96,043
Exploration and evaluation expenditures	12,125	19,588	2,323	—	4,066	1,142	4,356	43,601
Change in decommissioning liabilities (Note 22)	—	—	—	—	—	59	—	59
Sale of exploration project	—	—	—	—	—	(13,812)	—	(13,812)
Transfer to producing properties	(3,645)	(4,229)	(472)	—	—	—	—	(8,346)
At December 31, 2020	$17,179	$33,951	$2,955	$—	$37,004	$22,099	$4,356	$117,545
Exploration and evaluation expenditures	12,007	31,418	2,978	12,424	1,748	985	7,500	69,060
Change in decommissioning liabilities (Note 22)	—	—	—	—	—	(136)	—	(136)
Acquisition of Jerritt Canyon (Note 4)	—	—	—	92,007	—	—	—	92,007
Transfer to producing properties	—	(34,302)	(1,293)	—	—	—	—	(35,595)
At December 31, 2021	$29,186	$31,067	$4,640	$104,431	$38,752	$22,948	$11,856	$242,881
(1) Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines.
(2) Exploration projects include the La Luz, La Joya, Los Amoles, Jalisco Group of Properties and Jimenez del Tuel projects, as well as the Plomosas project which was sold during 2020.